Schedule of Future Minimum Lease Payments (Details) - Recast [Member] - USD ($)	Apr. 30, 2022	Apr. 30, 2021
2022
2023	13,991
Total minimum lease payments	13,991
Less: imputed interest	(516)
Total present value of minimum lease payments	13,475
Less: current portion	(13,475)	$ (27,982)
Non-current portion		$ 9,966